Segment and geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment and geographic information
Net sales	€ 840,852	€ 766,003	€ 687,781
Segment EBITDA	(6,748)	2,971	11,953
Depreciation and amortization	(15,205)	(11,653)	(9,088)
Finance income (costs), net	(4,772)	(2,460)	(998)
Income tax expense	1,814	(5,877)	(11,184)
Net loss	(24,911)	(17,019)	(9,317)
IPO related Share-based compensation expenses	18,500	30,000
Operating segments
Segment and geographic information
Net sales	840,852	766,003	687,781
Segment EBITDA	41,912	53,696	84,579
Operating segments | Online
Segment and geographic information
Net sales	826,690	751,299	672,515
Segment EBITDA	37,396	48,729	80,350
Operating segments | Retail Store
Segment and geographic information
Net sales	14,162	14,704	15,266
Segment EBITDA	4,516	4,966	4,229
Reconciliation
Segment and geographic information
Segment EBITDA	(48,660)	(50,724)	(72,626)
Corporate administrative expenses	16,072	15,500	17,830
Other transaction-related, certain legal and other expenses	14,081	5,446	2,493
IPO related Share-based compensation expenses	€ 18,508	€ 30,021	€ 52,303